Leases (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 0.1	$ 0.1
Lease Expiration Date	May 31, 2017